Inverse Russell 2000 2x Strategy Fund Shareholder Fees	Mar. 31, 2026 USD ($)
Class H [Member] | Inverse Russell 2000 2x Strategy Fund | Class H
Prospectus [Line Items]
Shareholder Fee, Other